    As filed with the Securities and Exchange Commission on November 20, 2003
    =========================================================================
                                                     1933 Act File No. 333-[___]
                                                     1940 Act File No. 811-21449

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_] Pre-Effective Amendment No. __________
[_] Post-Effective Amendment No. __________

                  and

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] Amendment No. 4

                  Nuveen Municipal High Income Opportunity Fund
          Exact Name of Registrant as Specified in Declaration of Trust

                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                               Jessica R. Droeger
                          Vice President and Secretary
                              333 West Wacker Drive
                             Chicago, Illinois 60606
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                          Copies of Communications to:

           Stacy H. Winick                     Eric F. Fess                         Thomas A. Hale
       Bell, Boyd & Lloyd PLLC            Chapman and Cutler, LLP    Skadden, Arps, Slate, Meagher & Flom (Illinois)
   1615 L Street, N.W., Suite 1200             111 W. Monroe                      333 W. Wacker Drive
       Washington, D.C. 20036                Chicago, IL 60603                    Chicago, IL 60606

                  Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                                -----------------

   If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

   It is proposed that this filing will become effective (check appropriate box)

   [_]  when declared effective pursuant to section 8(c).

   [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-109801.

                                -----------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================================================
                                                                          Proposed Maximum
 Title of Securities Being         Amount          Proposed Maximum           Aggregate           Amount of
         Registered           Being Registered    Offering Price Per Unit  Offering Price (1)  Registration Fee
---------------------------------------------------------------------------------------------------------------
Common Shares,
$0.01 par value ("Shares")    75,000 Shares (2)         $15.00             $1,125,000           $91.01
===============================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 3,075,000 Shares granted by the Registrant to the Underwriters.

         ===============================================================

                                EXPLANATORY NOTE

         This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-109801) filed by Nuveen Municipal High Income Opportunity Fund (the "Registrant") with the Securities and Exchange Commission, as amended, declared effective on November 19, 2003, are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24:  Financial Statements and Exhibits

      1.   Financial Statements:

      Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and are incorporated herein by reference.

      2.   Exhibits:

a. Declaration of Trust dated October 8, 2003. Filed on October 17, 2003 as Exhibit a to the Registrant's Registration Statement on Form N-2
      (File No. 333-109801) and incorporated herein by reference.

b. By-laws of Registrant. Filed on October 17, 2003 as Exhibit b to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

c.    None.

d.    Not applicable.

e. Terms and Conditions of the Dividend Reinvestment Plan. Filed on November 6, 2003 as Exhibit e to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

f.    None.

g. Investment Management Agreement between Registrant and Nuveen Advisory Corp. dated November 3, 2003. Filed on November 18, 2003 as Exhibit g to Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

h.1   Form of Underwriting Agreement.

h.2   Form of A. G. Edwards & Sons, Inc. Master Selected Dealer Agreement.

h.3   Form of Nuveen Master Selected Dealer Agreement.

h.4   Form of A. G. Edwards & Sons, Inc. Master Agreement Among Underwriters.

h.5   Form of Dealer Letter Agreement.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed on November 6, 2003 as Exhibit i to Pre-effective

      Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002. Filed on November 18, 2003 as Exhibit j to Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. Filed on November 18, 2003 as Exhibit k.1 to Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp. dated November 3, 2003. Filed on November 18, 2003 as Exhibit k.2 to Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

l.1 Opinion and consent of Bell, Boyd & Lloyd LLC. Filed on November 6, 2003 as Exhibit l.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

l.2 Opinion and consent of Bingham McCutchen LLP. Filed on November 6, 2003 as Exhibit l.2 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

l.3   Consent of Bell, Boyd & Lloyd LLC.

l.4   Consent of Bingham McCutchen LLP.

m.    None.

n.    Consent of Ernst & Young LLP.

o.    None.

p. Subscription Agreement of Nuveen Advisory Corp. dated November 3, 2003. Filed on November 18, 2003 as Exhibit p to Pre-effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

q.    None.

r. Code of Ethics of Nuveen Advisory Corp. Filed on November 6, 2003 as Exhibit r.1 to Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-109801) and incorporated herein by reference.

s.    Powers of Attorney.

Item 25:  Marketing Arrangements.

      See Sections 2, 3 and 5(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement.

      See the Introductory Paragraph and Sections 2 and 3(d) of the Form of A.
      G. Edwards & Sons, Inc. Master Selected Dealer Agreement filed as Exhibit
      h.2 to the Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to the Registration Statement.

      See the Introductory Paragraphs and Sections 1.2, 3.1, 3.2, 3.4-3.8, 4.1, 4.2, 5.1-5.4, 6.1, 10.9 and 10.10 of the Form of A. G. Edwards & Sons,
      Inc. Master Agreement Among Underwriters filed as Exhibit h.4 to the Registration Statement.

      See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.5 to the Registration Statement.

Item 26:  Other Expenses of Issuance and Distribution

      Securities and Exchange Commission fees                     $ 28,608.01
      National Association of Securities Dealers, Inc. fees         30,500.00
      Printing and engraving expenses                              475,000.00
      Legal Fees                                                   150,000.00
      Exchange listing fees                                          5,000.00
      Blue Sky filing fees and expenses                              5,000.00
      Underwriter's reimbursement                                   73,750.00
      Miscellaneous expenses                                        12,141.99
                                                                  -----------
                  Total                                           $780,000.00*
                                                                  ===========

-----------
* Nuveen Advisory has contractually agreed to reimburse the Fund for fees and expenses in the amount of .32% of average daily Managed Assets of the Fund for the first five full years of the Fund's operations, .24% of average daily Managed Assets in year six, .16% in year seven and .08% in year eight. Without the reimbursement, "Total Annual Expenses" would be estimated to be 1.32% of average daily net assets attributable to Common Shares. Nuveen has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share (.20% of offering price).

Item 27:  Persons Controlled by or under Common Control with Registrant

      Not applicable.

Item 28:  Number of Holders of Securities

      At November 19, 2003


                                                                 Number of
                        Title of Class                        Record Holders
                        --------------                        --------------

               Common Shares, $0.01 par value                       1

Item 29:  Indemnification

      Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

      Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

      (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

      (ii) by written opinion of independent legal counsel.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

      Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this
Section 4 shall be advanced by the

Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

      As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

      As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      The trustees and officers of the Registrant are covered by Investment Trust Directors and Officers and Errors and Omission policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $500,000 deductible, which does not apply to individual trustees or officers.

      Section 8 of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

     Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. Nuveen Advisory Corp. also serves as investment adviser to the following closed-end management type investment companies other than the
Registrant: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen New York Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premium Municipal Income Fund, Inc., Nuveen Premium Insured Municipal Income Fund, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Insured New York Premium Income Municipal Fund 2, Nuveen Michigan Premium Income Municipal Fund 2, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen

New York Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund.

     Nuveen Advisory Corp. has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part A of the Registration Statement. Such information for the remaining senior officers of Nuveen Advisory Corp. appears below:

                                        Other Business Profession, Vocation
     Name and Position with NAC         or Employment During Past Two Years
     --------------------------         ------------------------------------
John P. Amboian                       President and Director, formerly Executive
President ..........................  Vice President of Nuveen Investments,
                                      Inc., Nuveen Investments, LLC, Nuveen
                                      Institutional Advisory Corp., Nuveen Asset
                                      Management, Inc. and Executive Vice
                                      President and Director of Rittenhouse
                                      Asset Management, Inc.

Alan G. Berkshire                     Senior Vice President (since 1999),
Senior Vice President, Secretary and  formerly Vice President and General
General Counsel ..................... Counsel (since 1997) and Secretary (since
                                      1998) of Nuveen Investments, Inc., Nuveen
                                      Investments, LLC, and Nuveen Asset
                                      Management, Inc.; Senior Vice President
                                      (since 1997) and Secretary (since 1998) of
                                      Nuveen Institutional Advisory Corp.,
                                      Senior Vice President, Secretary and
                                      General Counsel of Rittenhouse Asset
                                      Management, Inc. (since 2001); Secretary
                                      (since 2003) of Symphony Asset
                                      Management, LLC.

Margaret E. Wilson                    Senior Vice President, Finance of Nuveen
Senior Vice President, Finance ...... Investments, Inc., Nuveen Investments,
                                      LLC, and Nuveen Institutional Advisory
                                      Corp.

Item 31:  Location of Accounts and Records

     Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.

Item 32:  Management Services

     Not applicable.

Item 33:  Undertakings

     1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2. Not applicable.

     3. Not applicable.

     4. Not applicable.

     5. The Registrant undertakes that:

        a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

        b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 20th day of November 2003.

                                      NUVEEN MUNICIPAL HIGH INCOME
                                       OPPORTUNITY FUND


                                      /s/ Jessica R. Droeger


                                      _________________________________________
                                      Jessica R. Droeger, Vice President and
                                      Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Signature                      Title                             Date
            ---------                      -----                             ----
/s/ Stephen D. Foy              Vice President and Controller        November 20, 2003
---------------------           (Principal Financial and
    Stephen D. Foy              Accounting Officer)
                                Chief Administrative Officer         November 20, 2003
/s/ Gifford R. Zimmerman        (Principal Executive Officer)
------------------------
    Gifford R. Zimmerman

Timothy R. Schwertfeger*        Chairman of the Board and            By: /s/ Jessica R. Droeger
                                Trustee                                  -----------------------
                                                                             Jessica R. Droeger
                                                                             Attorney-In-Fact
                                                                             November 20, 2003

William E. Bennett*             Trustee

Robert P. Bremner*              Trustee

Lawrence H. Brown*              Trustee

Jack B. Evans*                  Trustee

Anne E. Impellizzeri*           Trustee

William L. Kissick*             Trustee

Thomas E. Leafstrand*           Trustee

Peter R. Sawers*                Trustee

William J. Schneider*           Trustee

Judith M. Stockdale*            Trustee

            Signature                      Title                             Date
            ---------                      -----                             -----
Sheila W. Wellington*           Trustee

* Original powers of attorney authorizing Jessica R. Droeger and Gifford R. Zimmerman, among others, to execute the Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf the Registration Statement is filed, have been executed and filed as exhibits.

                                INDEX TO EXHIBITS

a.    Declaration of Trust dated October 8, 2003, as amended on October 15,
      2003.*
b.    By-laws of Registrant.*
c.    None.
d.    Not Applicable.
e.    Terms and Conditions of the Dividend Reinvestment Plan.*
f.    None.
g. Investment Management Agreement between Registrant and Nuveen Advisory Corp. dated November 3, 2003.*
h.1   Form of Underwriting Agreement.
h.2   Form of A. G. Edwards & Sons, Inc. Master Selected Dealer Agreement.
h.3   Form of Nuveen Master Selected Dealer Agreement.
h.4   Form of A. G. Edwards & Sons, Inc. Master Agreement Among Underwriters.
h.5   Form of Dealer Letter Agreement.
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 19, 2002.*
k.1 Shareholder Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002.*
k.2 Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp. dated November 3, 2003.*
l.1   Opinion and consent of Bell, Boyd & Lloyd LLC.*
l.2   Opinion and consent of Bingham McCutchen LLP.*
l.3   Consent of Bell, Boyd & Lloyd LLC.
l.4   Consent of Bingham McCutchen LLP.
m.    None.
n.    Consent of Ernst & Young LLP.
o.    None.
p.    Subscription Agreement of Nuveen Advisory Corp. dated November 3, 2003.*
q.    None.
r.    Code of Ethics of Nuveen Advisory Corp.*
s.    Powers of Attorney.
___________________
*  Incorporated by reference - see Item 24

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